PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of prepayments and other assets [text block] [Table Text Block]
	2018	2017

Prepaid expenses	$1,464	$1,352
Foreign exchange forward contracts designated as cash flow hedges	-	550
Loyalty reward currency inventory	2,154	58
Current portion of deferred costs	-	3
Prepaid expenses and current portion of other assets	$3,618	$1,963

Non-current portion of loyalty reward currency inventory	$-	$2,661
Other assets	$-	$2,661